Share-based payments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Fair Value of Restricted Stock Units

	Restricted stock units	Weighted Average Grant Date Fair Value ($)
Balance as at January 1, 2024	-	-
Granted	2,605,405	6.74
Vested	(938,738)	7.67
Outstanding as at December 31, 2024	1,666,667	6.21
Outstanding as at June 30, 2025	1,666,667	6.21

Schedule of Share Price Earnout Tranches

Share Price Earnout Tranches	Tranche 1	Tranche 2	Total units
Grant date	July 6, 2023	July 6, 2023
Expiration date	July 6, 2028	July 6, 2028
Share price hurdle	$14.00	$16.00
Fair value per unit at date of grant	$9.98	$9.84
Number of units - Sponsor shareholders	862,500	862,500	1,725,000
Number of units - other shareholders	12,536,026	12,536,026	25,072,052
Total number of units			26,797,052